STOCKHOLDER'S EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Payable schedule to Southwest
(i)	on January 1, 2012, the sum of US $150,000.00; July 1, 2012 the sum of US $150,000.00;
(ii)	on January 1, 2013, the sum of US $200,000.00; July 1, 2013 the sum of US $200,000.00;
(iii)	on January 1, 2014, the sum of US $250,000.00; July 1, 2014 the sum of US $250,000.00;
(iv)	on January 1, 2015, the sum of US $300,000.00; July 1, 2015 the sum of US $300,000.00;

(v)	on January 1, 2016, the sum of US $350,000.00; July 1, 2016 the sum of US $350,000.00; and
(vi)	on January 1, 2017, the sum of US $425,000.00.

Summary of stock options
Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Fair value of stock options using Black Scholes pricing method
Options	Exercise Price	Volatility	Risk Free Interest Rate	Fair Value
4,060,000	$0.40	78.5%	1.74%	$1,812,203

Summary of stock options and changes during period
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at June 30, 2013	4,060,000	$0.40	8.25	-
Options exercisable at June 30, 2013	3,248,000	$0.40	8.25	-
Options expected to vest	4,060,000			-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2010	-	-	-	-
Granted	4,060,000	$0.40	10	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2011	4,060,000	$0.40	9.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Options exercisable at December 31, 2012	2,436,000	$0.40	8.75	-
Options expected to vest	4,060,000			-